Cover	Sep. 07, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2021
Entity File Number	001-39947
Entity Registrant Name	CA Healthcare Acquisition Corp.
Entity Central Index Key	0001832352
Entity Tax Identification Number	85-3469820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Summer Street Suite 200
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	314-3901
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	CAHU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CAH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	CAHW
Security Exchange Name	NASDAQ